Note 41 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Nature Of The Financial Instrument (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 1,027	€ 1,187	€ 705
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	158	848	945
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	2,059	(28)	1,336
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(1,866)	277	(1,133)
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	100	128	78
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	55	(79)	(26)
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 522	€ 42	€ (497)